SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2025, 2024 and 2023 was estimated using the following assumptions:

	2025	2024	2023
Expected volatility	34.85%-42.91%	33.33%-36.70%	33.35%-35.67%
Risk free interest rate	3.45%-4.32%	3.49%-4.57%	3.60%-4.68%
Expected dividend	—	—	—
Expected term (in years)	2.5 - 3.5	2.5-3.5	3.5

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The following table set forth the parameters used in computation of the ESPP for the year ended December 31, 2025:

2025
Expected volatility	40.65%
Risk free interest rate	3.77%
Expected dividend	—
Expected term (in years)	0.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2025, is as follows:

	Number of options	Weighted-average exercise price ($)	Weighted- average remaining contractual term (Years)	Aggregate intrinsic value ($)
Outstanding at January 1, 2025	1,248,159	25.53	4.08	184,832
Granted	439,722	10.51
Exercised	(158,693)	6.06
Cancelled	(12,543)	199.10
Forfeited	(81,892)	0.27

Outstanding at December 31, 2025	1,434,753	23.00	3.96	142,015

Exercisable at December 31, 2025	608,521	48.33	2.58	51,459

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2025, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2025	Weighted average remaining contractual term (Years)	Weighted Average Exercise Price ($)	Options Exercisable as of December 31, 2025	Weighted average exercise price of options exercisable ($)
$0.00 - 0.32	1,257,106	4.14	0.25	454,412	0.29
$20.44 - 54.51	2,729	2.54	31.71	2,729	31.71
$144.90 - 197.42	106,570	3.36	163.85	83,032	169.22
$206.52 - 232.2	68,348	1.72	221.56	68,348	221.56

	1,434,753	3.96	23.00	608,521	48.33

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2025, is as follows:

	Number of RSU (*)	Weighted average grant date fair value per share
Outstanding at January 1, 2025	1,787,822	196.57
Granted	454,536	161.09
Vested	(655,863)	208.86
Forfeited	(246,735)	193.88

Outstanding at December 31, 2025	1,339,760	178.82
(*) NIS 1.0 par value, which represents approximately $0.30.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023
Cost of revenues	$14,161	$17,418	$18,904
Research and development, net	20,600	33,526	38,047
Selling and marketing	50,729	57,230	48,022
General and administrative	64,665	78,927	78,329

Total stock-based compensation expenses	$150,155	$187,101	$183,302